Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 989,522,679.60
Previously Paid Amount	0.00
Total Fee Amount	136,653.08
Total Offset Amount	0.00
Net Fee	$ 136,653.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A